Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2022
Nature of Operations [Abstract]
Disclosure of Detailed Information about Company's Principal Properties and Material Subsidiaries
All of the Company’s principal properties are located in the Americas. The Company’s principal properties and material subsidiaries are as follows:

Subsidiary	Location	Principal Property	Principal Activity	Ownership Interest
Western Mesquite Mines, Inc.	USA	Mesquite Mine (“Mesquite”)	Production	100%
Castle Mountain Venture	USA	Castle Mountain Mine (“Castle Mountain”)	Production	100%
Desarrollos Mineros San Luis S.A. de C.V.	Mexico	Los Filos Mine Complex (“Los Filos”)	Production	100%
Mineração Aurizona S.A.	Brazil	Aurizona Mine (“Aurizona”)	Production	100%
Fazenda Brasileiro Desenvolvimento Mineral Ltda	Brazil	Fazenda Mine (“Fazenda”)	Production	100%
Mineração Riacho Dos Machados Ltda	Brazil	RDM Mine (“RDM”)	Production	100%
Santa Luz Desenvolvimento Mineral Ltda	Brazil	Santa Luz Mine (“Santa Luz”)	Production	100%